UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2000

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Churchill Management Corporation
Address:	5900 Wilshire Blvd., Suite 600
		Los Angeles, CA  90036

Form 13F File Number:	28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Eileen Holmes
Title:	Senior Vice President
Phone:	323-937-7110

Signature, Place and Date of Signing:

	Eileen Holmes					Los Angeles, CA		9-7-2000
		[Signature]				[City, State]		[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		28

Form 13F Information Table Value Total:		$48,096,000


List of Other Included Managers:

NONE
<Page


NAME OF ISSUER			TITLE OF		CUSIP		VALUE	SHARES		   INV.	OTHER	    AUTH
					CLASS					X1000				   DISC	MGR	    SOLE   SHR  NONE

ADAIR INTL OIL & GAS COM       COM              005408109       17   20000.000  SH       SOLE             20000.000
AGILENT TECHNOLOGIES COM       COM              00846U101      223    3029.999  SH       SOLE              3029.999
ANALOG DEVICES INC COM         COM              032654105     1808   23785.000  SH       SOLE             23785.000
CELESTICA INC SUB VTGSHS       COM              15101Q108     5125  103274.000  SH       SOLE            103274.000
CISCO SYS INC COM              COM              17275R102     5588   87918.000  SH       SOLE             87918.000
CITIGROUP INC COM              COM              172967101      271    4491.000  SH       SOLE              4491.000
COCA COLA COM                  COM              191216100      298    5188.133  SH       SOLE              5188.133
COMMSCOPE INC COM              COM              203372107     3132   76386.000  SH       SOLE             76386.000
DISNEY WALT CO COM             COM              254687106      242    6238.000  SH       SOLE              6238.000
EXXON MOBIL CORP COM           COM              30231G102      261    3328.000  SH       SOLE              3328.000
GENERAL ELEC CO COM            COM              369604103      846   15963.486  SH       SOLE             15963.486
HEWLETT PACKARD CO COM         COM              428236103      997    7985.079  SH       SOLE              7985.079
HOME DEPOT INC COM             COM              437076102     1777   35577.531  SH       SOLE             35577.531
INT'L BUSINESS MACHINES        COM              459200101     2206   20132.041  SH       SOLE             20132.041
INTEL CORP COM                 COM              458140100      644    4819.533  SH       SOLE              4819.533
KING PHARMACEUTICALS INC       COM              495582108      276    6298.000  SH       SOLE              6298.000
KOPIN CORP COM                 COM              500600101     4895   70685.000  SH       SOLE             70685.000
MEDTRONIC INC COM              COM              585055106     2334   46861.635  SH       SOLE             46861.635
MIDCAP SPDR TR UNIT SER 1      COM              595635103     1207   13600.000  SH       SOLE             13600.000
NASDAQ 100 TR UNIT SER 1       COM              631100104     1239   13300.000  SH       SOLE             13300.000
NOKIA CORP                     COM              654490220     6620  132563.000  SH       SOLE            132563.000
NVIDIA CORP COM                COM              670666104      394    6200.000  SH       SOLE              6200.000
PFIZER INC COM                 COM              717081103     5713  119017.000  SH       SOLE            119017.000
STRUTHERS INC COM NEW          COM              863582201       10   20000.000  SH       SOLE             20000.000
SUNRISE TECH INTL INC COM      COM              86769L103      150   15000.000  SH       SOLE             15000.000
TECHNE CORP COM                COM              878377100     1154    8875.000  SH       SOLE              8875.000
TEXAS INSTRS INC COM           COM              882508104      297    4331.000  SH       SOLE              4331.000
VIACOM INC CL B                COM              925524308      394    5782.000  SH       SOLE              5782.000




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